Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Deferred tax asset attributable to net operating loss carryforwards	$ (2,232,359,000)	$ (1,343,444,000)
Deferred tax assets attributable to tax credit carryforwards	36,656,000	58,643,000
Net operating loss carryforwards with expiration	59,500,000
Net operating loss carryforwards without expiration	2,200,000,000
Alternative minimum tax credit carryforwards	17,800,000
Foreign tax credit carryforward	20,400,000
Research and development credit carryforward	8,100,000
Valuation allowance amount	(2,861,011,000)	(1,397,237,000)
Gross unrecognized tax benefits	40,248,000	67,135,000	$ 65,111,000
Unrecognized tax benefits that would impact effective tax rate	29,600,000	45,600,000
Reserves for interest and penalties	5,000,000	17,300,000
Increase in prior period tax position	1,000,000
Increase related to current tax position	3,200,000
Decrease due to the settlement of an audit	1,100,000
Decrease due to the expiration of statute of limitations for assessment of taxes	30,018,000	2,971,000
Base tax amount for indemnification calculation per tax separation agreement	75,000,000
Maximum tax exposure related to periods prior to recapitalization per tax separation agreement	15,000,000
Taxes paid related to periods prior to recapitalization	4,000,000
Tax indemnification receivable		1,500,000
Future Benefit [Member]
Income Tax [Line Items]
Deferred tax assets attributable to tax credit carryforwards	$ 46,300,000	$ 67,900,000
Intelsat Luxembourg [Member]
Income Tax [Line Items]
Enacted tax rate	29.22%
Minimum [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2020
Tax Indemnification Percentage	80.00%
Minimum [Member] | Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2030
Maximum [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2035
Tax Indemnification Percentage	100.00%
Maximum [Member] | Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2035